Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Flexible Capital Income Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Flexible Capital Income Fund - Class A | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class A | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class A | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Hilcorp Energy I LP/Finance Co.04/15/2030 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Flexible Capital Income Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Columbia Flexible Capital Income Fund - Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Flexible Capital Income Fund - Class A | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Flexible Capital Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Flexible Capital Income Fund - Class C | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class C | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class C | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Hilcorp Energy I LP/Finance Co.04/15/2030 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Flexible Capital Income Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Columbia Flexible Capital Income Fund - Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Flexible Capital Income Fund - Class C | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Flexible Capital Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Flexible Capital Income Fund - Institutional Class | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional Class | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Hilcorp Energy I LP/Finance Co.04/15/2030 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Flexible Capital Income Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Columbia Flexible Capital Income Fund - Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Flexible Capital Income Fund - Institutional Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Flexible Capital Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Flexible Capital Income Fund - Institutional 2 Class | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional 2 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional 2 Class | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Hilcorp Energy I LP/Finance Co.04/15/2030 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Flexible Capital Income Fund - Institutional 3 Class | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional 3 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional 3 Class | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Hilcorp Energy I LP/Finance Co.04/15/2030 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Class S | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Flexible Capital Income Fund - Class S | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class S | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class S | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Hilcorp Energy I LP/Finance Co.04/15/2030 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Flexible Capital Income Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Columbia Flexible Capital Income Fund - Class S | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Flexible Capital Income Fund - Class S | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Flexible Capital Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%